Fair Value of Financial Instruments	6 Months Ended
Jun. 30, 2020
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 7: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits and money market funds approximate their fair value because of the short maturity of these investments.

Restricted cash: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.

Borrowings: The book value has been adjusted to reflect the net presentation of deferred financing costs. The outstanding balance of the floating rate loans continues to approximate its fair value, excluding the effect of any deferred finance costs. The 2022 Notes, the 2022 Logistics Senior Notes, the 2022 Senior Secured Notes and one Navios Logistics’ loan are fixed rate borrowings and their fair value was determined based on quoted market prices.

Loan receivable from affiliate companies: The carrying amount of the floating rate loan approximates its fair value.

Loan payable to affiliate companies: The carrying amount of the fixed rate loan approximates its fair value.

Investments in available-for-sale securities: The carrying amount of the investments in available-for-sale securities reported in the consolidated balance sheets represents unrealized gains and losses on these securities, which are reflected in the consolidated statements of comprehensive (loss)/income.

Long-term receivable from affiliate companies: The carrying amount of long-term receivable from affiliate companies approximates their fair value.

Long-term payable to affiliate companies: The carrying amount of long-term payable to affiliate companies approximates their fair value.

The estimated fair values of the Company’s financial instruments are as follows:

	June 30, 2020		December 31, 2019
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$54,014	$54,014	$77,991	$77,991
Restricted cash	$1,058	$1,058	$736	$736
Investments in available-for-sale-securities	$153	$153	$189	$189
Loan receivable from affiliate companies	$—	$—	$24,495	$24,495
Long-term receivable from affiliate companies	$—	$—	$5,328	$5,328
Senior and ship mortgage notes, net	$(1,152,942)	$(780,814)	$(1,170,679)	$(875,228)
Long-term debt, including current portion	$(309,615)	$(312,667)	$(262,030)	$(264,498)
Loan payable to affiliate companies, including current portion	$(129,224)	$(129,224)	$(130,538)	$(130,538)
Long-term payable to affiliate companies	$—	$—	$(5,000)	$(5,000)

The following table sets forth our assets that are measured at fair value on a recurring basis categorized by fair value hierarchy level. As required by the fair value guidance, assets are categorized in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value Measurements as of June 30, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$153	$153	$—	$—
Total	$153	$153	$—	$—

	Fair Value Measurements as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$189	$189	$—	$—
Total	$189	$189	$—	$—

The Company’s assets measured at fair value on a non-recurring basis were:

	Fair Value Measurements as of June 30, 2020
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$13,747	$13,747	$—	$—
Total	$13,747	$13,747	$—	$—

The Company recorded an impairment loss of $8,967 during the three month period ended June 30, 2020 for two of its vessels, thus reducing vessels’ net book value to $13,747, as at June 30, 2020.

	Fair Value Measurements as of December 31, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$62,397	$7,497	$54,900	$—
Operating lease assets	$89,945	$—	$89,945	$—
Total	$152,342	$7,497	$144,845	$—

The Company recorded an impairment loss of $92,013 during the year ended December 31, 2019 for three of its vessels, thus reducing vessels’ net book value to $62,397, as at December 31, 2019.

The Company recorded an impairment loss of $38,636 during the year ended December 31, 2019 for certain of its chartered in vessels, thus reducing operating lease assets’ value to $89,945, as at December 31, 2019.

Fair Value Measurements

The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:

Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.

Level III: Inputs that are unobservable.

	Fair Value Measurements at June 30, 2020
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$54,014	$54,014	$—	$—
Restricted cash	$1,058	$1,058	$—	$—
Investments in available-for-sale-securities	$153	$153	$—	$—
Senior and ship mortgage notes	$(780,814)	$(772,188)	$(8,626)	$—
Long-term debt, including current portion(1)	$(312,667)	$—	$(312,667)	$—
Loan payable to affiliate companies, including current portion(2)	$(129,224)	$—	$(129,224)	$—

	Fair Value Measurements at December 31, 2019
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$77,991	$77,991	$—	$—
Restricted cash	$736	$736	$—	$—
Investments in available-for-sale-securities	$189	$189	$—	$—
Loan receivable from affiliate companies(2)	$24,495	$—	$24,495	$—
Long-term receivable from affiliate company(2)	$5,328	$—	$5,328	$—
Senior and ship mortgage notes	$(875,228)	$(866,602)	$(8,626)	$—
Long-term debt, including current portion(1)	$(264,498)	$—	$(264,498)	$—
Loan payable to affiliate companies, including current portion(2)	$(130,538)	$—	$(130,538)	$—
Long-term payable to affiliate companies(2)	$(5,000)	$—	$(5,000)	$—

      The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.
      The fair value of the Company’s loan receivable from/payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.